Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets, Net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	December 31, 2024	December 31, 2023
Cost:
Suppliers’ relationships	760	760
Customers’ relationship	1,032	1,032
Non-competition	270	270

	2,062	2,062
Accumulated amortization:
Suppliers’ relationship	150	64
Customer relationship	862	793
Non-competition	162	127

	1,174	984

Impairment of Intangible Assets:
Suppliers’ relationship	189	-
Customer relationship	204	-
Non-competition	73	-

	466	-
	1,640	984

Amortized cost	$422	$1,078

Intangible assets are amortized based on the straight-line method for their remaining useful life.

B.	Amortization expenses amounted to $190, $168 and $107 for the years ended December 31, 2024, 2023 and 2022, respectively. During 2024, the Company recognized an impairment in the amount of $189 regarding the remaining balance of suppliers’ relationships related to the 2023 Proteus acquisition (see note 3b and 2i) and the amount of $277 regarding the remaining balance of customers’ relationships and Non-competition related to the 2022 Dagesh acquisition (see note 2i).

C.	The changes in the carrying amount of goodwill for the years ended December 31, 2024 , and 2023 are as follows:

Goodwill
Balance as of January 1 and December 31, 2022	4,895
Changes during 2023
Acquisition during 2023	-
Balance as of January 1 and December 31, 2023	4,895
Changes during 2024
Acquisition during 2024	-
Impairment of Goodwill (See Note 2j)	(707)
Balance as of December 31, 2024	$4,188